Group entities (Tables)	12 Months Ended
Dec. 31, 2022
Interests in Other Entities [Abstract]
Disclosure of interests in subsidiaries

	Country of incorporation	Consolidation method	Ownership interest
			December 31, 2022	December 31, 2021	December 31, 2020
Parent
Euronav NV	Belgium	full	100.00%	100.00%	100.00%
Euronav NV, Antwerp, Geneva (branch office)
Euronav NV, London (branch office)

Subsidiaries
Euronav Tankers NV	Belgium	full	NA	NA	100.00%
Euronav Shipping NV	Belgium	full	100.00%	100.00%	100.00%
Euronav (UK) Agencies Limited	UK	full	100.00%	100.00%	100.00%
Euronav Luxembourg SA	Luxembourg	full	100.00%	100.00%	100.00%
Euronav sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management Antwerp (branch office)
Euronav Ship Management Ltd	Liberia	full	100.00%	100.00%	100.00%
Euronav Ship Management Hellas (branch office)
Euronav Hong Kong	Hong Kong	full	100.00%	100.00%	100.00%
Euro-Ocean Ship Management (Cyprus) Ltd	Cyprus	full	100.00%	100.00%	100.00%
Euronav Singapore	Singapore	full	100.00%	100.00%	100.00%
Euronav MI II Inc	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary II Inc.	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary New IV Inc.	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Management LLC	Marshall Islands	full	100.00%	100.00%	100.00%
TI Africa Ltd	Hong Kong	full	100.00%	NA	NA
TI Asia Ltd	Hong Kong	full	100.00%	NA	NA

Joint ventures
Kingswood Co. Ltd	Marshall Islands	equity	NA	NA	NA
TI Africa Ltd	Hong Kong	equity	NA	50.00%	50.00%
TI Asia Ltd	Hong Kong	equity	NA	50.00%	50.00%
Tankers Agencies (UK) Ltd	UK	equity	50.00%	50.00%	50.00%
Tankers International LLC	Marshall Islands	equity	50.00%	50.00%	50.00%
Bari Shipholding Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
Bastia Shipholding Ltd	Hong Kong	equity	50.00%	50.00%	50.00%

Disclosure of interests in joint ventures

	Country of incorporation	Consolidation method	Ownership interest
			December 31, 2022	December 31, 2021	December 31, 2020
Parent
Euronav NV	Belgium	full	100.00%	100.00%	100.00%
Euronav NV, Antwerp, Geneva (branch office)
Euronav NV, London (branch office)

Subsidiaries
Euronav Tankers NV	Belgium	full	NA	NA	100.00%
Euronav Shipping NV	Belgium	full	100.00%	100.00%	100.00%
Euronav (UK) Agencies Limited	UK	full	100.00%	100.00%	100.00%
Euronav Luxembourg SA	Luxembourg	full	100.00%	100.00%	100.00%
Euronav sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management Antwerp (branch office)
Euronav Ship Management Ltd	Liberia	full	100.00%	100.00%	100.00%
Euronav Ship Management Hellas (branch office)
Euronav Hong Kong	Hong Kong	full	100.00%	100.00%	100.00%
Euro-Ocean Ship Management (Cyprus) Ltd	Cyprus	full	100.00%	100.00%	100.00%
Euronav Singapore	Singapore	full	100.00%	100.00%	100.00%
Euronav MI II Inc	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary II Inc.	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary New IV Inc.	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Management LLC	Marshall Islands	full	100.00%	100.00%	100.00%
TI Africa Ltd	Hong Kong	full	100.00%	NA	NA
TI Asia Ltd	Hong Kong	full	100.00%	NA	NA

Joint ventures
Kingswood Co. Ltd	Marshall Islands	equity	NA	NA	NA
TI Africa Ltd	Hong Kong	equity	NA	50.00%	50.00%
TI Asia Ltd	Hong Kong	equity	NA	50.00%	50.00%
Tankers Agencies (UK) Ltd	UK	equity	50.00%	50.00%	50.00%
Tankers International LLC	Marshall Islands	equity	50.00%	50.00%	50.00%
Bari Shipholding Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
Bastia Shipholding Ltd	Hong Kong	equity	50.00%	50.00%	50.00%

(in thousands of USD)	December 31, 2022	December 31, 2021
Assets
Interest in joint ventures	1,423	72,446
Interest in associates	—	—
TOTAL ASSETS	1,423	72,446

Liabilities
Interest in joint ventures	—	—
Interest in associates	—	—
TOTAL LIABILITIES	—	—
The following table contains summarized financial information for all of the Group's joint ventures:

	Asset
(in thousands of USD)	Kingswood Co. Ltd	Seven Seas Shipping Ltd	TI Africa Ltd	TI Asia Ltd	Tankers Agencies (UK) Ltd (see Note 25)	TI LLC (see Note 25)	Bari Shipholding Ltd	Bastia Shipholding Ltd	Total
At December 31, 2020
Percentage ownership interest	50%	50%	50%	50%	50%	50%	50%	50%

Non-Current assets	—	—	118,337	112,160	720	—	20,079	—	251,296
of which vessel	—	—	118,337	112,160	—	—	20,079	—	250,576
Current Assets	—	—	10,187	10,176	232,865	243	2,609	514	256,595
of which cash and cash equivalents	—	—	1,138	1,109	3,124	—	1,573	193	7,137
Non-Current Liabilities	—	—	65,355	30,652	276	—	17,271	—	113,554
of which bank loans	—	—	19,929	19,215	—	—	—	—	39,144
Current Liabilities	—		29,277	30,547	228,851	61	2,856	345	291,937
of which bank loans	—	—	25,886	24,961	37,500	—	—	—	88,347
Net assets (100%)	—	—	33,893	61,136	4,458	182	2,562	170	102,401

Group's share of net assets	—	—	16,946	30,568	2,715	107	1,281	85	51,701

Shareholders loans to joint venture	—	—	16,665	—	—	—	17,271	—	33,936

Net Carrying amount of interest in joint venture	—	—	16,946	30,568	2,715	107	1,281	85	51,701

Remaining shareholders loan to joint venture	—	—	16,665	—	—	—	17,271	—	33,936

Revenue	—	—	49,922	49,976	1,478,909	—	12,288	14,131	1,605,227
Depreciations and amortization	—	—	(16,858)	(16,562)	(56)	—	(4,257)	(2,871)	(40,604)
Interest Expense	—	—	(3,358)	(3,233)	(1,651)	—	(1,834)	(1,251)	(11,327)
Income tax expense	—	—	(10,397)	(10,135)	(232)	—	—	—	(20,764)
Profit (loss) for the period (100%)	(1)	(1)	9,549	9,855	800	(34)	(1,748)	3,246	21,666
Other comprehensive income (100%)	—	—	(1)	(3)	—	—	—	—	(4)

Group's share of profit (loss) for the period	—	(1)	4,775	4,927	487	(20)	(874)	1,623	10,917

Group's share of other comprehensive income	—	—	—	(1)	—	—	—	—	(2)

	Asset
(in thousands of USD)	TI Africa Ltd	TI Asia Ltd	Tankers Agencies (UK) Ltd (see Note 25)	TI LLC (see Note 25)	Bari Shipholding Ltd	Bastia Shipholding Ltd	Total
At December 31, 2021
Percentage ownership interest	50%	50%	50%	50%	50%	50%

Non-Current assets	108,245	102,454	503	—	15,210	—	226,413
of which vessel	108,245	102,454	—	—	15,210	—	225,910
Current Assets	10,883	10,073	295,289	231	6,582	403	323,461
of which cash and cash equivalents	1,799	984	4,059	—	17	320	7,179
Non-Current Liabilities	33,755	10,245	66	—	20,228	—	64,295
of which bank loans	—	—	—	—	—	—	—
Current Liabilities	25,153	24,305	290,626	68	4,466	112	344,731
of which bank loans	20,075	19,361	51,500	—	—	—	90,937
Net assets (100%)	60,221	77,977	5,100	163	(2,903)	290	140,848

Group's share of net assets	30,110	38,988	3,106	96	(1,451)	145	70,995

Shareholders loans to joint venture	11,465	—	—	—	20,228	—	31,694

Net Carrying amount of interest in joint venture	30,110	38,988	3,106	96	—	145	72,446

Remaining shareholders loan to joint venture	11,465	—	—	—	18,777	—	30,242

Revenue	50,105	50,160	649,665	—	11,872	—	761,801
Depreciations and amortization	(10,092)	(9,706)	(39)	—	(4,869)	—	(24,706)
Interest expense	(2,005)	(1,943)	(1,054)	—	(1,932)	(1)	(6,934)
Income tax expense	(2,646)	(2,626)	(141)	—	—	—	(5,413)
Profit (loss) for the period (100%)	25,357	25,180	642	(19)	(5,464)	121	45,816
Other comprehensive income (100%)	971	930	—	—	—	—	1,902

Group's share of profit (loss) for the period	12,678	12,590	391	(11)	(2,732)	60	22,976

Group's share of other comprehensive income	486	465	—	—	—	—	951

	Asset
(in thousands of USD)	TI Africa Ltd	TI Asia Ltd	Tankers Agencies (UK) Ltd (see Note 25)	TI LLC (see Note 25)	Bari Shipholding Ltd	Bastia Shipholding Ltd	Total
At December 31, 2022
Percentage ownership interest	50%	50%	50%	50%	50%	50%

Non-Current assets	—	—	153	—	—	—	153
of which vessel	—	—	—	—	—	—	—
Current Assets	—	—	504,397	206	131	—	504,734
of which cash and cash equivalents	—	—	2,453	—	101	—	2,554
Non Current Liabilities	—	—	30	—	1,700	—	1,730
of which bank loans	—	—	—	—	—	—	—
Current Liabilities	—	—	502,547	63	83	—	502,693
of which bank loans	—	—	75,500	—	—	—	75,500
Net assets (100%)	—	—	1,973	143	(1,652)	—	464

Group's share of net assets	—	—	1,202	84	(826)	—	460

Shareholders loans to joint venture	—	—	—	—	850	—	850

Net Carrying amount of interest in joint venture	—	—	1,202	84	—	—	1,286

Remaining shareholders loan to joint venture	—	—	—	—	24	—	24

Revenue	20,729	20,729	1,172,698		2,139	—	1,216,295
Depreciations and amortization	(2,998)	(2,811)	(39)		(479)	—	(6,327)
Interest expense	(428)	(413)	(954)		171	—	(1,625)
Income tax expense	1,599	1,600	(117)		—	—	3,082
Profit (loss) for the period (100%)	14,997	14,858	185	(36)	5,250	10	35,265
Other comprehensive income (100%)	170	149	—	—	—	—	319

Group's share of profit (loss) for the period	7,499	7,429	113	(21)	2,625	5	17,650

Group's share of other comprehensive income	85	74	—	—	—	—	159
The following table summarizes the terms and debt repayment profile of the bank loans held by the joint ventures:

(in thousands of USD)				December 31, 2022			December 31, 2021
	Curr.	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
TI Asia Ltd revolving loan 54M*	USD	libor + 2.0%	2022	—	—	—	9,699	9,699	9,681
TI Asia Ltd loan 54M*	USD	libor + 2.0%	2022	—	—	—	9,699	9,699	9,681
TI Africa Ltd revolving loan 56M*	USD	libor + 2.0%	2022	—	—	—	10,058	10,058	10,038
TI Africa Ltd loan 56M*	USD	libor + 2.0%	2022	—	—	—	10,058	10,058	10,038
Total interest-bearing bank loans				—	—	—	39,513	39,513	39,437
* The mentioned secured bank loans are subject to loan covenants.

(in thousands of USD)	2022	2021

Cash and cash equivalents of the joint ventures	2,554	7,179
Group's share of cash and cash equivalents	1,547	4,036